Retirement Benefit Obligations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Other payable	€ 485	€ 472
Gains losses arising from past service credit net defined benefit liability asset	(18)	(13)	€ (17)
Employer contributions payable including estimated minimum funding payments	45
Surplus (deficit) in plan	67	51
Switzerland [member] | Aggregate continuing and discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Gains losses arising from past service credit net defined benefit liability asset			€ 81
Percentage before reduction conversion factor on retirement accumulated savings			6.40%
Percentage after reduction conversion factor on retirement accumulated savings			5.00%
Switzerland [member] | Discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Gains losses arising from past service credit net defined benefit liability asset			€ 61
Switzerland [member] | Continuing operation [Member]
Disclosure of defined benefit plans [Line Items]
Gains losses arising from past service credit net defined benefit liability asset			€ 20
Defined contribution pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Other payable	96	90
Funded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	98	113
Unfunded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	€ 329	€ 311